Statements of Cash Flows ₪ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022 ILS (₪)	Jun. 30, 2021 ILS (₪)	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ILS (₪)	Dec. 31, 2021 ILS (₪)
Cash flows from operating activities:
Net loss	₪ (12,852)	₪ (11,993)	₪ (22,268)	$ (6,362)	₪ (20,179)	₪ (39,978)
Adjustments to profit and loss items:
Depreciation of property, plant and equipment and right-of-use assets	778	604	1,436	410	1,209	2,415
Net financial expenses (income)	(1,334)	520	(2,108)	(602)	(471)	(930)
Capital gain						(40)
Increase in liability with respect to loans from others	5,473	1,902	7,408	2,116	3,827	2,831
Share-based compensation	1,299	2,575	2,848	814	4,032	8,904
Adjustments to profit and loss items	6,216	5,601	9,584	2,738	8,597	13,180
Changes in asset and liability items:
Increase (decrease) in other receivables	(17)	(2,191)	376	107	(1,467)	162
Increase (decrease) in trade payables	(2,045)	550	(1,050)	(300)	767	1,239
Increase (decrease) in short- and long-term other payables	(1,700)	99	(1,429)	(408)	493	946
Total changes in asset and liability	(3,762)	(1,542)	(2,103)	(601)	(207)	2,347
Cash paid and received during the year for:
Interest paid	(8)	24	(14)	(4)	15	(33)
Total cash paid and received	(8)	24	(14)	(4)	15	(33)
Net cash flows used in operating activities	(10,406)	(7,910)	(14,801)	(4,229)	(11,774)	(24,484)
Cash Flows from Investing Activities:
Purchase of property and equipment	(44)	(106)	(1,700)	(486)	(128)	(430)
Proceeds from sale of property and equipment						40
Increase (decrease) in other long term assets	(40)	(1)	(40)	(11)	36	29
Net cash used in investing activities	(84)	(107)	(1,740)	(497)	(92)	(361)
Cash Flows from Financing Activities:
Repayment of operating lease liabilities	(320)	(317)	(633)	(181)	(623)	(1,220)
Deferred issuance expenses	(148)		(148)	(42)
Proceeds from exercise of warrants to public					42,129
Proceeds from issuance of shares, net of issuance costs						69,003
Net cash provided by (used in) financing activities	(468)	(317)	(781)	(223)	41,506	67,783
Exchange differences on balances of cash and cash equivalents	1,571	(360)	2,785	796	822	1,677
Increase (decrease) in cash and cash equivalents	(9,347)	(8,694)	(14,537)	(4,142)	30,462	44,615
Balance of cash and cash equivalents at the beginning of the period	48,886	48,577	54,036	15,439	9,421	9,421
Balance of cash and cash equivalents at the end of the period	39,499	39,883	39,499	11,297	39,883	54,036
Non cash financing activities
Right-of-use asset recognized with corresponding lease liability	107		107	31		₪ 249
Intangible asset			₪ 485	$ 139